FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Carrying Amount [Member]
FINANCIAL ASSETS [Abstract]
Cash and cash equivalents	$ 94,133	$ 39,989
Other investments	639	634
FINANCIAL LIABILITIES [Abstract]
Other debt	18,076	13,875
Line of credit	10,000	39,000
Mortgages payable	1,049,206	1,048,689
Fair Value [Member]
FINANCIAL ASSETS [Abstract]
Cash and cash equivalents	94,133	39,989
Other investments	639	634
FINANCIAL LIABILITIES [Abstract]
Other debt	18,156	13,973
Line of credit	10,000	39,000
Mortgages payable	1,160,190	1,087,082
Nonrecurring [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	335	2,067
Nonrecurring [Member] | Level 1 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	0	0
Nonrecurring [Member] | Level 2 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	0	0
Nonrecurring [Member] | Level 3 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	$ 335	$ 2,067